Financial Instruments and Risk Management - Schedule of Loss on Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Loss on financial instruments	$ 7,051	$ 10,992
Derivatives [member]
Disclosure of financial liabilities [line items]
Realized derivative loss on commodity contracts settled during the year	16,386	2,871
Unrealized gain (loss) on fair value adjustments	9,335	7,970
Convertible Debt [member]
Disclosure of financial liabilities [line items]
Loss on financial instruments	$ 0	$ 151